COMMITMENTS AND CONTINGENCIES (Details) $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2014 USD ($)	Dec. 31, 2015 Claim	Dec. 31, 2014 Claim	Dec. 31, 2013 Claim
Loss Contingencies [Line Items]
Number of claims filed | Claim		0	0	0
Gulf Navigation Holding PSJ [Member]
Loss Contingencies [Line Items]
Period of charter		6 years
Damages awarded | $	$ 10.2